UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Southpoint Capital Advisors LP
Address: 623 Fifth Avenue
         Suite 2601
         New York, New York  10022

13F File Number:  28-11745

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John S. Clark II
Title:     Manager of the General Partner
Phone:     212.692.6350

Signature, Place, and Date of Signing:

     John S. Clark II     New York, New York     May 15, 2008


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     41

Form13F Information Table Value Total:     $1,189,387 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACCO BRANDS CORP               COM              00081T108    12744   939100 SH       SOLE                   939100
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200    15356 41504000 SH       SOLE                 41504000
ADHEREX TECHNOLOGIES INC       COM NEW          00686R200     7678 20752000 SH  CALL SOLE                 20752000
AMARIN CORP PLC                SPONS ADR NEW    023111206      712   259901 SH  CALL SOLE                   259901
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105     7006   110000 SH       SOLE                   110000
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103   105508  5994759 SH       SOLE                  5994759
CAL MAINE FOODS INC            COM NEW          128030202     6765   202679 SH       SOLE                   202679
CBS CORP NEW                   CL B             124857202    22080  1000000 SH       SOLE                  1000000
CF INDS HLDGS INC              COM              125269100   101729   981749 SH       SOLE                   981749
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209    86600  2500000 SH       SOLE                  2500000
CVR ENERGY INC                 COM              12662P108    18382   798181 SH       SOLE                   798181
DOLLAR FINL CORP               COM              256664103    29900  1300000 SH       SOLE                  1300000
EMCORE CORP                    COM              290846104     1658   287862 SH       SOLE                   287862
EMPRESA DIST Y COMERCIAL NOR   SPON ADR         29244A102     8860   451584 SH       SOLE                   451584
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109     5273   150000 SH       SOLE                   150000
FUEL TECH INC                  COM              359523107      211    10288 SH       SOLE                    10288
GRAPHIC PACKAGING HLDG CO      COM              388689101     5840  2000000 SH       SOLE                  2000000
GRUPO AEROPORTUARIO DEL SURE   SPON ADR SER B   40051E202    77204  1354927 SH       SOLE                  1354927
GRUPO TELEVISA SA DE CV        SP ADR REP ORD   40049J206    97035  4003075 SH       SOLE                  4003075
GULFPORT ENERGY CORP           COM NEW          402635304    44919  4237621 SH       SOLE                  4237621
LEVEL 3 COMMUNICATIONS INC     COM              52729N100     4240  2000000 SH       SOLE                  2000000
MASTERCARD INC                 CL A             57636Q104    66897   300000 SH       SOLE                   300000
MEDICINOVA INC                 COM NEW          58468P206      697   200000 SH       SOLE                   200000
NASDAQ OMX GROUP INC           COM              631103108    45194  1169004 SH       SOLE                  1169004
NEOSTEM INC                    COM NEW          640650305      370   250000 SH       SOLE                   250000
NEOSTEM INC                    *W EXP 07/16/201 640650115        8   125000 SH       SOLE                   125000
NEXMED INC                     COM              652903105    13439 10029287 SH       SOLE                 10029287
NEXMED INC                     COM              652903105     5376  4011715 SH  CALL SOLE                  4011715
NICHOLAS FINANCIAL INC         COM NEW          65373J209     4535   735019 SH       SOLE                   735019
NORFOLK SOUTHERN CORP          COM              655844108    16296   300000 SH       SOLE                   300000
NYMOX PHARMACEUTICAL CORP      COM              67076P102    13766  2597380 SH       SOLE                  2597380
ORION ENERGY SYSTEMS INC       COM              686275108     5469   573253 SH       SOLE                   573253
PHH CORP                       COM NEW          693320202    14745   845950 SH       SOLE                   845950
RESOURCE CAP CORP              COM              76120W302      121    16001 SH  CALL SOLE                    16001
RUSH ENTERPRISES INC           CL B             781846308     7325   496307 SH       SOLE                   496307
RUSH ENTERPRISES INC           CL A             781846209    11061   698264 SH       SOLE                   698264
TEEKAY CORPORATION             COM              Y8564W103    31616   744439 SH       SOLE                   744439
TERNIUM SA                     SPON ADR         880890108    77336  2155406 SH       SOLE                  2155406
TRANSDIGM GROUP INC            COM              893641100    18805   507565 SH       SOLE                   507565
UNION PAC CORP                 COM              907818108   116729   931000 SH       SOLE                   931000
WELLPOINT INC                  COM              94973V107    79902  1810600 SH       SOLE                  1810600